OTHER NON-CURRENT LIABILITIES (Provisions) (Details) $ in Thousands	12 Months Ended
Dec. 29, 2019 USD ($)
Reconciliation of changes in other provisions [abstract]
Balance, January 1, 2018	$ 14,343
Impact of initial adoption of IFRS 16 (note 2(c))	(4,619)
Changes in estimates made during the fiscal year	779
Accretion of interest	287
Balance, December 31, 2018	$ 10,790
Expected Timing Of Outflows, Other Provisions	20 years
Decommissioning and site restoration costs
Reconciliation of changes in other provisions [abstract]
Balance, January 1, 2018	$ 9,724
Impact of initial adoption of IFRS 16 (note 2(c))	0
Changes in estimates made during the fiscal year	779
Accretion of interest	287
Balance, December 31, 2018	10,790
Lease exit costs
Reconciliation of changes in other provisions [abstract]
Balance, January 1, 2018	4,619
Impact of initial adoption of IFRS 16 (note 2(c))	(4,619)
Changes in estimates made during the fiscal year	0
Accretion of interest	0
Balance, December 31, 2018	$ 0